MATTHEWS INTERNATIONAL FUNDS

dba MATTHEWS ASIA FUNDS

SUPPLEMENT DATED JANUARY 5, 2023 TO THE

INVESTOR CLASS AND INSTITUTIONAL CLASS PROSPECTUSES FOR

THE MATTHEWS ASIA DIVIDEND FUND AND

THE MATTHEWS CHINA DIVIDEND FUND (TOGETHER, THE “FUNDS”)

DATED APRIL 28, 2022, AS SUPPLEMENTED (TOGETHER, THE “PROSPECTUSES”)

Portfolio Manager Changes

For all existing and prospective shareholders of the Matthews Asia Dividend Fund – Investor Class (MAPIX) and Institutional Class (MIPIX) and the Matthews China Dividend Fund – Investor Class (MCDFX) and Institutional Class (MICDX):

Effective January 31, 2023, Yu Zhang, CFA, will cease to be a portfolio manager of the Funds. Therefore, effective as of the same date, all references to Yu Zhang in the Prospectuses are removed in their entirety.

Matthews Asia Dividend Fund

Robert J. Horrocks, PhD, and Kenneth Lowe, CFA, will continue to act as Lead Managers of the Matthews Asia Dividend Fund, and Siddharth Bhargava and Elli Lee will continue to act as Co-Managers of the Fund. In addition, effective as of January 5, 2023, Winnie Chwang will act as a Co-Manager of the Fund.

Therefore, effective as of January 5, 2023, the disclosure under the heading “Matthews Asia Dividend Fund — Portfolio Managers” in the Prospectuses is deleted in its entirety and replaced with the following:

Portfolio Managers

Lead Manager: Yu Zhang, CFA, has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2011.

Lead Manager: Robert Horrocks, PhD, is Chief Investment Officer at Matthews and has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2013.

Lead Manager: Kenneth Lowe, CFA, has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2022.

Co-Manager: Siddharth Bhargava has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2022.

Co-Manager: Elli Lee has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2022.

Co-Manager: Winnie Chwang has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2023.

The Lead Manager is primarily responsible for the Fund’s day-to-day investment management decisions (and jointly responsible with the other Lead Managers). The Lead Managers are supported by and consult with the Co-Managers, who are not primarily responsible for portfolio management.

In addition, as noted above, effective January 31, 2023, Yu Zhang will no longer be listed as a portfolio manager under the heading “Matthews Asia Dividend Fund — Portfolio Managers” in the Prospectuses.

Matthews China Dividend Fund

Sherwood Zhang, CFA, and Winnie Chwang will continue to act as Lead Managers of the Matthews China Dividend Fund and Elli Lee and Andrew Mattock, CFA, will continue to act as Co-Managers of the Fund.

In addition, in connection with Winnie Chwang’s new position as Co-Manager of the Matthews Asia Dividend Fund, effective as of January 5, 2023, the disclosure relating to Ms. Chwang in the table under “Management of the Funds – Portfolio Managers” in the Prospectuses is removed in its entirety and replaced with the following:

WINNIE CHWANG

Winnie Chwang is a Portfolio Manager at Matthews and manages the firm’s China Small Companies and China Dividend Strategies and co-manages the firm’s China, Pacific Tiger, and Asia Dividend Strategies. She joined the firm in 2004 and has built her investment career at the firm. Winnie earned an M.B.A. from the Haas School of Business and received her B.A. in Economics with a minor in Business Administration from the University of California, Berkeley. She is fluent in Mandarin and conversational in Cantonese. Winnie has been a Portfolio Manager of the Matthews China Fund since 2014, of the Matthews China Small Companies Fund since 2020, of the Matthews Pacific Tiger Fund since 2021, of the Matthews China Dividend Fund and Matthews China Active ETF since 2022, and of the Matthews Asia Dividend Fund since 2023.	Lead Manager Matthews China Small Companies Fund Matthews China Dividend Fund Co-Manager Matthews China Fund Matthews Pacific Tiger Fund Matthews Asia Dividend Fund Matthews China Active ETF

Please retain this Supplement with your records.

ST072

MATTHEWS INTERNATIONAL FUNDS

dba MATTHEWS ASIA FUNDS

SUPPLEMENT DATED JANUARY 5, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 29, 2022, AS SUPPLEMENTED (THE “SAI”)

For all existing and prospective shareholders of the Matthews Asia Dividend Fund and the Matthews China Dividend Fund (together, the “Funds”):

Effective January 31, 2023, Yu Zhang, CFA will cease to be a portfolio manager of the Funds. Therefore, effective as of the same date, all references to Yu Zhang in the SAI are removed in their entirety.

Matthews Asia Dividend Fund

Robert J. Horrocks, PhD, and Kenneth Lowe, CFA, will continue to act as Lead Managers of the Matthews Asia Dividend Fund, and Siddharth Bhargava and Elli Lee will continue to act as Co-Managers of the Fund. In addition, effective as of January 5, 2023, Winnie Chwang will serve as a Co-Manager of the Fund.

Matthews China Dividend Fund

Sherwood Zhang, CFA, and Winnie Chwang will continue to act as Lead Managers of the Matthews China Dividend Fund and Elli Lee and Andrew Mattock, CFA, will continue to act as Co-Managers of the Fund.

In connection with Winnie Chwang’s new position as Co-Manager of the Matthews Asia Dividend Fund, effective as of January 5, 2023, the disclosure relating to Ms. Chwang in the table under the heading “Management of the Funds – Portfolio Managers” on page 74 of the SAI is hereby removed and replaced with the following:

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance

Winnie Chwang[1]

Lead Manager of the Matthews China Small Companies and Matthews China Dividend Funds; Co-Manager of the Matthews China, Matthews Pacific Tiger, and Matthews Asia Dividend Funds and Matthews China Active ETF

	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 2 0	0 341,825,939 0	0 0 0	0 0 0

1 Information for Ms. Chwang is provided as of December 22, 2022.

Please retain this Supplement with your records.

ST073